Short-Term Investment - Summary of Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short Term Investments [Line Items]
Short-term investments	¥ 100,368	$ 14,552	¥ 193,672
Trading Securities
Short Term Investments [Line Items]
Trading securities	80,368	11,652	129,946
Held-to-maturity Debt Securities
Short Term Investments [Line Items]
Held-to-maturity debt securities	¥ 20,000	$ 2,900	¥ 63,726